UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Reports to Stockholders.

Semi-Annual Report

JUNE 30, 2014

Overseas Variable Fund

ADVISED BY FIRST EAGLE INVESTMENT MANAGEMENT, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	6
Fund Overview	8
Schedule of Investments	10
Statement of Assets and Liabilities	20
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	26
Fund Expenses	40
General Information	42

Letter from the President

John P. Arnhold

Dear Shareholders,

At First Eagle, we remain committed to attempting to protect and preserve our shareholders' purchasing power over time. Irrespective of short-term market events, swings in investor confidence or the pressure to follow a new market paradigm, our first priority is unwavering—to provide prudent stewardship of the assets you've placed in our care.

Market Overview

Since I last wrote to you in February, the global financial markets have generally continued their upward trajectory. In the six months ending June 30, 2014, the MSCI EAFE Index returned 4.8%. In Europe, the German DAX Index and the French CAC 40 Index rose 2.9% and 3.0% respectively. Conversely, Japanese markets fell into negative territory with the Nikkei 225 Index falling 6.9% for the period. This weaker performance after a strong 2013 may be attributed to concerns that the unprecedented monetary policy recently adopted by the Bank of Japan might not be enough to stimulate Japan's economy. The price of gold bullion increased 10.4% to $1,3291 by the end of the period.

As we reflect upon the markets' performance, we recognize that higher equity valuations and declining credit spreads can be viewed as indications of a strengthening economy. We welcome a strengthened global economy and hope these signs are correct. In our view, there are still great uncertainties within the global financial architecture. The Chinese authorities have now begun to let their currency, the Renminbi, decline against the U.S. Dollar, after a long period of gradual strengthening. This sort of competitive devaluation has led to serious global financial problems before and other major exporting countries, such as India and Indonesia, are also seeking to devalue their currencies. These global fault lines cause us to be wary of the issues they may cause. We remain focused on ensuring a margin of safety in all of our investments.

The Portfolio Managers, Matthew McLennan, Abhay Deshpande and Kimball Brooker stick to their long-term view and remain cautious in the face of market

1 Source: Bloomberg

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Letter from the President (continued)

ebullience given concerns over the potential consequences of the artificial suppression of interest rates. They believe that the core problem in the financial architecture today is that neither the current account surplus economies nor the countries with a current account deficit can handle the equilibrium exchange rate or the rise in interest rates necessary for capital to be priced fairly. Thus, we have a continuation of global financial repression for the foreseeable future.

The Portfolio Managers are always focused on seeking positive absolute returns over the long-term and providing down side protection during periods of market distress. These goals are particularly relevant in today's environment of low risk perception and macroeconomic imbalances. The core of the Overseas Variable portfolio continues to be in what the team feels are resilient businesses with strong balance sheets and reasonable free cash flow yields. The team maintains an allocation to cash, which is a reflection of their patience during an environment of high prices.

Thank you for your continued confidence and support.

Sincerely,

John P. Arnhold

President

August 2014

The commentary represents the opinion of John Arnhold as of August 2014 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Management's Discussion of Fund Performance

The NAV of the Fund's shares rose 7.86% for the 6-month period compared to the MSCI EAFE Index which rose 4.8% during the period. As of June 30, 2014, the Fund's cash and cash equivalents position was 16.8%.

The five largest stock contributors to the performance of First Eagle Overseas Variable Fund over the period were Canadian Natural Resources Limited (energy, Canada), Shimano, Inc. (bicycle parts, Japan), Total SA (energy, France), Hoya Corporation (electro-optics products, Japan) and Agnico-Eagle Mines Limited (gold mining, Canada) collectively accounting for 2.0 percentage points of this period's performance.

The five largest stock detractors were Mitsubishi Estate Company Limited (real estate developer, Japan), WM Morrison Supermarkets PLC (food retailing, UK), MS&AD Insurance Group Holdings (insurance, Japan), Fanuc Corporation (factory automation, Japan) and Berkeley Group Holdings PLC (homebuilder, UK). Their combined negative performance over the 6-month period subtracted 0.8 percentage points from the Fund's performance.

As of June 30, 2014, we were approximately 30% hedged versus the Euro and the British pound sterling and approximately 25% hedged versus the Japanese yen.

Matthew McLennan	T. Kimball Brooker, Jr.
Head of the Global Value Team Portfolio Manager	Portfolio Manager

Abhay Deshpande

Portfolio Manager

August 2014

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Management's Discussion of Fund Performance (continued)

Past performance is no guarantee of future results. The portfolio is actively managed. Current and future portfolio holdings are subject to risk.

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors. Hedging can reduce exposure to currency exchange movement, but cannot eliminate that exposure. It is possible to lose money under a hedge. Results from hedging transactions, which for the Fund are primarily currency forward contracts, are further described in the financial statements that follow this commentary.

Investment in gold and gold related investments present certain risks, including negative tax consequences (e.g., a change in a fund's tax status causing the fund to be subject to tax at the fund level on its taxable income), political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold related investments have traditionally been more volatile than investments in broader equity or debt markets.

The principal risk of investing in value stocks is that the price of the security may not approach its anticipated value or may decline in price.

The commentary represents the opinion of the Global Value Team Portfolio Managers as of August 2014 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Fund Overview | Data as of June 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and prefered stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

Average Annual Returns

	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Overseas Variable Fund	19.28%	12.19%	11.40%
MSCI EAFE Index	23.57	11.77	6.93
Consumer Price Index	2.07	2.02	2.31

Asset Allocation*

Countries**

Japan	24.92%
France	11.33
Canada	8.09
United States	5.10
Switzerland	3.79
Germany	3.73
Mexico	3.15
United Kingdom	3.02
South Korea	2.93
Singapore	2.72
South Africa	1.63
Hong Kong	1.38
Sweden	1.26
Italy	1.04
Austria	0.99
Thailand	0.98
Ireland	0.96
Bermunda	0.93
Belgium	0.88
Australia	0.84
Norway	0.69
Greece	0.67
Russia	0.51
Netherlands	0.51
Israel	0.46
Turkey	0.29
Denmark	0.15
Mauritius	0.13
Chile	0.13
Malaysia	0.01

  *  Asset Allocations and Countries percentages are based on total investments in the portfolio.

  **  Country allocations reflect country of issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

    The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Overseas Variable

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The MSCI EAFE Index is a total return index, reported in U.S. Dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 22 countries and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings*

Gold bullion (precious metal)	5.09%
SMC Corporation (Japanese automated control devices manufacturer)	2.27
Keyence Corporation (Japanese sensors manufacturer)	2.11
Grupo Televisa S.A.B., ADR (Mexican media company)	2.06
Pargesa Holding SA (Swiss holding company)	1.84
Fanuc Corporation (Japanese automation components manufacturer)	1.82
Canadian Natural Resources Limited (Canadian energy company)	1.79
KDDI Corporation (Japanese telecommunications company)	1.79
Secom Company Limited (Japanese commercial services provider)	1.79
Cenovus Energy Inc. (Canadian energy company)	1.73
Total	22.29%

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

First Eagle Overseas Variable Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 77.04%
Australia 0.84%
513,906	Newcrest Mining Limited (a)	$11,598,161	$5,097,860
Austria 0.99%
186,309	Wienerberger AG	2,544,007	3,125,134
64,091	OMV AG	2,566,531	2,896,074
		5,110,538	6,021,208
Belgium 0.88%
33,044	Groupe Bruxelles Lambert SA	2,820,082	3,433,807
16,497	Sofina SA	1,625,340	1,916,932
		4,445,422	5,350,739
Bermuda 0.93%
84,380	Jardine Matheson Holdings Limited	2,648,739	5,004,578
54,155	Hiscox Limited	549,762	655,253
		3,198,501	5,659,831
Canada 8.09%
236,820	Canadian Natural Resources Limited	6,746,971	10,881,669
325,133	Cenovus Energy, Inc.	8,426,270	10,524,555
190,624	Potash Corporation of Saskatchewan, Inc.	7,369,478	7,236,087
221,022	Goldcorp, Inc.	6,726,241	6,168,724
150,955	Agnico-Eagle Mines Limited	5,067,342	5,780,443
414,401	Penn West Petroleum Limited	6,772,631	4,044,554
597,056	Kinross Gold Corporation (a)	3,023,668	2,471,812
72,067	EnCana Corporation	1,462,134	1,708,708
107,519	Catalyst Paper Corporation (a)(b)	2,181	270,548
		45,596,916	49,087,100
Chile 0.13%
32,660	Cia Cervecerias Unidas SA, ADR	753,720	764,897
Denmark 0.15%
25,483	ISS A|S (a)	899,575	910,299
France 11.32%
132,339	Total SA	6,411,391	9,564,360
227,354	Bouygues SA	8,105,860	9,460,890
217,306	Carrefour SA	5,430,797	8,016,190
69,384	Sanofi	4,951,978	7,370,684
116,224	Compagnie de Saint-Gobain	4,864,026	6,557,593
43,961	Sodexo	1,170,793	4,728,381

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Schedule of Investments | Six-Month Period Ended June 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 77.04% — (continued)
France 11.32% — (continued)
176,323	Vivendi SA	$4,891,524	$4,314,517
25,048	Wendel SA	464,364	3,587,595
27,856	Laurent-Perrier	2,065,828	2,776,827
37,003	Neopost SA	2,910,733	2,771,552
9,984	Robertet SA	680,629	2,337,757
33,299	Legrand SA	1,113,962	2,037,472
119,908	Société Télévision Francaise 1	1,848,290	1,964,534
21,247	Société Foncière Financière et de Participations (a)	1,905,226	1,354,304
8,655	BioMerieux	671,300	932,697
9,682	Gaumont SA	835,117	534,280
3,771	Numericable Group SA (a)	227,958	224,618
8,840	Sabeton SA	100,103	154,818
		48,649,879	68,689,069
Germany 3.72%
120,552	HeidelbergCement AG	6,162,765	10,288,931
213,559	Deutsche Wohnen AG	1,560,550	4,605,716
146,687	Hamburger Hafen und Logistik AG	4,995,659	3,895,651
28,752	Daimler AG	1,208,479	2,692,916
15,874	Fraport AG	584,545	1,121,592
		14,511,998	22,604,806
Greece 0.67%
246,653	Jumbo SA (a)	1,415,578	4,039,395
Hong Kong 1.38%
1,062,220	Hopewell Holdings Limited	3,542,500	3,693,594
630,912	Great Eagle Holdings Limited	2,087,979	2,287,447
181,670	Guoco Group Limited	2,095,082	2,226,807
40,789	Hysan Development Company Limited	191,245	191,567
		7,916,806	8,399,415
Ireland 0.96%
216,333	CRH PLC	3,702,914	5,557,186
66,730	Beazley PLC	219,324	288,816
		3,922,238	5,846,002
Israel 0.46%
326,519	Israel Chemicals Limited	3,254,408	2,797,511

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Overseas Variable Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 77.04% — (continued)
Italy 1.03%
293,734	Italcementi S.p.A.	$2,834,015	$2,775,248
75,679	Recordati S.p.A.	501,980	1,272,543
45,886	Italmobiliare S.p.A. RSP	2,342,059	1,250,351
25,533	Italmobiliare S.p.A.	2,256,915	983,141
		7,934,969	6,281,283
Japan 24.89%
51,460	SMC Corporation	5,764,015	13,771,093
29,310	Keyence Corporation	5,043,188	12,786,688
64,080	Fanuc Corporation	4,886,127	11,050,566
178,100	KDDI Corporation	5,562,496	10,863,036
177,560	Secom Company Limited	7,448,054	10,849,380
309,560	Hoya Corporation	6,552,441	10,285,563
85,960	Shimano, Inc.	1,175,086	9,537,440
612,000	Astellas Pharma, Inc.	4,553,489	8,040,788
297,000	NKSJ Holdings, Inc.	7,367,472	7,997,789
319,800	MS&AD Insurance Group Holdings	8,577,794	7,724,699
47,580	Hirose Electric Company Limited	4,698,463	7,068,546
111,500	Nissin Foods Holdings Company Limited	3,911,378	5,734,317
198,660	Mitsubishi Estate Company Limited	3,034,297	4,904,483
219,980	Kansai Paint Company Limited	1,556,841	3,676,286
128,748	Chofu Seisakusho Company Limited	2,114,835	3,442,854
88,290	Nomura Research Institute Limited	1,629,512	2,780,170
300,100	Japan Wool Textile Company Limited	2,218,345	2,363,948
85,900	MISUMI Group, Inc.	1,396,849	2,363,193
69,880	As One Corporation	1,226,588	2,169,415
24,394	SK Kaken Company Limited	628,115	1,774,678
103,600	T. Hasegawa Company Limited	1,478,252	1,660,791
79,800	Nitto Kohki Company Limited	1,423,759	1,636,095
70,510	Nagaileben Company Limited	588,642	1,453,979
53,694	Secom Joshinetsu Company Limited	957,806	1,431,063
49,730	Daiichikosho Company Limited	675,123	1,427,519
22,020	Shin-Etsu Chemical Company Limited	1,020,840	1,338,524
12,800	Ono Pharmaceutical Company Limited	394,240	1,127,052
12,400	Nitori Holdings Company Limited	525,360	678,111
9,880	Kobayashi Pharmaceutical Company Limited	454,995	627,100
43,800	Seikagaku Corporation	309,117	538,718
		87,173,519	151,103,884

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Schedule of Investments | Six-Month Period Ended June 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 77.04% — (continued)
Malaysia 0.01%
43,900	Genting Malaysia Berhad	$35,429	$57,421
Mexico 3.14%
364,087	Grupo Televisa S.A.B., ADR	6,580,410	12,491,825
249,185	Fresnillo PLC	3,184,211	3,718,689
114,678	Industrias Peñoles S.A.B. de C.V.	633,398	2,871,126
		10,398,019	19,081,640
Netherlands 0.51%
338,616	TNT Express NV	3,359,704	3,064,839
Norway 0.69%
472,818	Orkla ASA	3,336,311	4,212,608
Russia 0.51%
355,974	Gazprom OAO, ADR	2,400,581	3,102,313
Singapore 2.47%
1,219,813	Haw Par Corporation Limited	2,927,152	8,364,264
3,295,310	ComfortDelGro Corporation Limited	3,806,079	6,607,006
		6,733,231	14,971,270
South Africa 1.01%
230,676	AngloGold Ashanti Limited, ADR (a)	3,683,023	3,969,934
541,836	Gold Fields Limited, ADR	5,733,948	2,015,630
49,576	Harmony Gold Mining Company Limited, ADR (a)	456,223	147,241
		9,873,194	6,132,805
South Korea 2.93%
89,672	KT&G Corporation	4,899,164	7,932,046
10,487	Nong Shim Company Limited	1,903,362	2,959,121
51,666	Kia Motors Corporation	2,927,535	2,890,191
1,303	Lotte Confectionery Company Limited	534,983	2,488,037
49,360	Fursys, Inc.	1,147,802	1,490,362
		11,412,846	17,759,757
Sweden 1.25%
195,573	Investor AB, Class 'A'	3,807,686	7,142,027
12,577	Investor AB, Class 'B'	234,678	471,905
		4,042,364	7,613,932
Switzerland 3.79%
124,323	Pargesa Holding SA	7,185,236	11,166,359
128,444	Nestlé SA	3,810,919	9,950,499

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Overseas Variable Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 77.04% — (continued)
Switzerland 3.79% — (continued)
5,516	Rieter Holding AG (a)	$668,156	$1,379,000
2,416	Autoneum Holding AG (a)	110,037	484,944
		11,774,348	22,980,802
Thailand 0.98%
641,205	Bangkok Bank PCL, NVDR	2,159,974	3,813,051
4,318,192	Thai Beverage PCL	676,661	2,147,148
		2,836,635	5,960,199
Turkey 0.29%
197,938	Yazicilar Holding AS	1,355,587	1,751,789
United Kingdom 3.02%
142,038	Berkeley Group Holdings PLC	1,660,311	5,877,766
190,578	GlaxoSmithKline PLC	3,605,488	5,101,067
55,153	British American Tobacco PLC	2,923,312	3,282,844
752,203	WM Morrison Supermarkets PLC	3,227,405	2,360,945
68,970	Anglo American PLC	2,048,304	1,687,904
		13,464,820	18,310,526
Total International Common Stocks		327,405,297	467,653,200
OUNCES
Commodity — 5.09%
23,249	Gold bullion (a)	21,576,479	30,905,164
PRINCIPAL
International Bonds — 1.00%
International Convertible Bond — 0.13%
Mauritius 0.13%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(c)(d)	746,733	797,000
International Corporate Bond — 0.62%
South Africa 0.62%
3,333,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	3,345,401	3,745,459

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Schedule of Investments | Six-Month Period Ended June 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Bonds — 1.00% — (continued)
International Government Bond — 0.25%
Singapore 0.25%
1,813,000 SGD	Singapore Government Bond 2.375% due 04/01/17	$1,530,047	$1,533,931
Total International Bonds		5,622,181	6,076,390
Commercial Paper — 16.77%
International Commercial Paper — 8.94%
Canada 0.80%
713,000 USD	Total Capital Limited 0.06% due 07/01/14	713,000	713,000
4,147,000 USD	Total Capital Limited 0.09% due 08/05/14	4,146,637	4,146,637
France 1.44%
3,654,000 USD	Essilor International 0.13% due 09/11/14	3,653,050	3,652,674
2,193,000 USD	Essilor International 0.13% due 09/17/14	2,192,382	2,192,119
2,873,000 USD	GDF Suez SA 0.16% due 08/18/14	2,872,387	2,872,387
Germany 0.30%
1,831,000 USD	Siemens Company 0.09% due 08/25/14	1,830,748	1,830,748
Italy 2.27%
7,711,000 USD	Eni S.p.A. 0.19% due 07/01/14	7,711,000	7,711,000
6,047,000 USD	Eni S.p.A. 0.29% due 07/09/14	6,046,611	6,046,611
Switzerland 3.17%
2,862,000 USD	ABB Limited 0.10% due 07/17/14	2,861,873	2,861,873
3,690,000 USD	Nestlé SA 0.06% due 09/18/14	3,689,514	3,689,204
4,293,000 USD	Nestlé SA 0.08% due 08/22/14	4,292,504	4,292,504
2,419,000 USD	Roche Holdings, Inc. 0.07% due 07/03/14	2,418,991	2,418,991
2,051,000 USD	Roche Holdings, Inc. 0.08% due 07/08/14	2,050,968	2,050,968
2,708,000 USD	Roche Holdings, Inc. 0.08% due 07/10/14	2,707,946	2,707,946
1,243,000 USD	Roche Holdings, Inc. 0.08% due 07/16/14	1,242,958	1,242,958

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Overseas Variable Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Commercial Paper — 16.77% — (continued)
International Commercial Paper — 8.94% — (continued)
United Kingdom 0.96%
1,428,000 USD	AstraZeneca PLC 0.08% due 08/08/14	$1,427,879	$1,427,879
1,600,000 USD	AstraZeneca PLC 0.08% due 08/21/14	1,599,819	1,599,819
1,345,000 USD	BP Capital Markets PLC 0.06% due 07/03/14	1,344,995	1,344,995
571,000 USD	British American Tobacco PLC 0.26% due 07/29/14	570,885	570,885
887,000 USD	Centrica PLC 0.41% due 07/01/14	887,000	887,000
Total International Commercial Paper		54,261,147	54,260,198
U.S. Commercial Paper — 7.83%
$998,000	Abbott Laboratories 0.09% due 08/25/14	997,710	997,710
870,000	Abbott Laboratories 0.10% due 07/11/14	869,976	869,976
852,000	Abbott Laboratories 0.10% due 08/21/14	851,879	851,879
1,172,000	Celgene Corporation 0.25% due 07/02/14	1,171,992	1,171,992
1,899,000	Chevron Corporation 0.07% due 07/02/14	1,898,996	1,898,996
2,690,000	Chevron Corporation 0.07% due 08/07/14	2,689,806	2,689,806
1,207,000	Chevron Corporation 0.08% due 07/01/14	1,207,000	1,207,000
950,000	Chevron Corporation 0.09% due 09/02/14	949,851	949,759
293,000	Coca-Cola Company 0.10% due 07/09/14	292,993	292,993
1,899,000	Coca-Cola Company 0.11% due 08/05/14	1,898,797	1,898,797
2,999,000	Coca-Cola Company 0.15% due 07/22/14	2,998,738	2,998,738
1,899,000	Corning, Inc. 0.18% due 08/01/14	1,898,411	1,898,411
713,000	Corning, Inc. 0.18% due 08/28/14	712,793	712,793
1,613,000	Devon Energy Corporation 0.20% due 07/01/14	1,613,000	1,613,000
1,102,000	Duke Energy Corporation 0.17% due 07/01/14	1,102,000	1,102,000

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Schedule of Investments | Six-Month Period Ended June 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Commercial Paper — 16.77% — (continued)
U.S. Commercial Paper — 7.83% — (continued)
$1,160,000	Emerson Electric Company 0.08% due 08/14/14	$1,159,887	$1,159,887
2,421,000	Google, Inc. 0.08% due 08/19/14	2,420,736	2,420,736
4,779,000	International Business Machines Corporation 0.09% due 08/13/14	4,778,486	4,778,486
1,000,000	Precision Castparts Corporation 0.08% due 07/11/14	999,978	999,978
4,031,000	Precision Castparts Corporation 0.10% due 07/02/14	4,030,989	4,030,989
1,243,000	Procter & Gamble Company 0.10% due 07/14/14	1,242,955	1,242,955
1,999,000	Schlumberger Investments SA 0.12% due 09/16/14	1,998,487	1,998,212
1,999,000	United Parcel Service, Inc. 0.04% due 08/18/14	1,998,893	1,998,893
2,862,000	United Parcel Service, Inc. 0.06% due 08/08/14	2,861,819	2,861,819
2,849,000	Wal-Mart Stores, Inc. 0.09% due 07/28/14	2,848,808	2,848,808
950,000	Wal-Mart Stores, Inc. 0.09% due 07/29/14	949,934	949,934
1,044,000	WellPoint, Inc. 0.13% due 07/01/14	1,044,000	1,044,000
Total U.S. Commercial Paper		47,488,914	47,488,547
Total Commercial Paper		101,750,061	101,748,745
Total Investments — 99.90%		$456,354,018	606,383,499
Other Assets in Excess of Liabilities — 0.10%			631,717
Net Assets — 100.00%			$607,015,216

  (a)  Non-income producing security/commodity.

  (b)  Security is deemed illiquid. At June 30, 2014, the value of these securities amounted to $1,067,548 or 0.18% of net assets.

  (c)  This security is convertible until September 27, 2017.

  (d)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$172,493,844
Gross unrealized depreciation	(22,464,363)
Net unrealized appreciation	$150,029,481

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Overseas Variable Fund

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

RSP  — Represents Savings Shares

Currencies

SGD  — Singapore Dollar

USD  — United States Dollar

Foreign Currency Exchange Contracts — Sales
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION AT JUNE 30, 2014	UNREALIZED DEPRECIATION AT JUNE 30, 2014
07/16/14	281,000	British Pound	$461,937	$480,851	$—	$(18,914)
10/15/14	110,000	British Pound	184,185	188,082	—	(3,897)
11/19/14	716,000	British Pound	1,197,905	1,224,361	—	(26,456)
12/17/14	369,000	British Pound	618,732	630,471	—	(11,739)
07/16/14	7,182,000	Euro	9,733,046	9,834,832	—	(101,786)
09/17/14	7,726,000	Euro	10,759,768	10,582,265	177,503	—
10/15/14	2,870,000	Euro	3,977,260	3,931,455	45,805	—
11/19/14	8,988,000	Euro	12,337,095	12,311,402	25,693	—
12/17/14	368,000	Euro	498,088	504,237	—	(6,149)
07/16/14	952,492,000	Japanese Yen	9,094,565	9,403,201	—	(308,636)
09/17/14	1,002,383,000	Japanese Yen	9,806,422	9,900,165	—	(93,743)
10/15/14	429,782,000	Japanese Yen	4,221,164	4,245,751	—	(24,587)
11/19/14	1,125,815,000	Japanese Yen	11,040,449	11,121,381	—	(80,932)
12/17/14	287,338,000	Japanese Yen	2,819,112	2,840,173	—	(21,061)
			$76,749,728	$77,198,627	$249,001	$(697,900)
Foreign Currency Exchange Contracts — Purchases
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION AT JUNE 30, 2014	UNREALIZED DEPRECIATION AT JUNE 30, 2014
07/16/14	890,000	Euro	$1,213,702	$1,218,742	$5,040	$—

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Schedule of Investments | Six-Month Period Ended June 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	8.81%
Consumer Staples	8.80
Energy	7.04
Financials	10.50
Health Care	5.99
Industrials	15.03
Information Technology	5.88
Materials	12.49
Telecommunication Services	2.50
Total International Common Stocks	77.04
Commodity	5.09
International Convertible Bond
Consumer Staples	0.13
Total International Convertible Bond	0.13
International Corporate Bond
Materials	0.62
Total International Corporate Bond	0.62
International Government Bond
Government Issues	0.25
Total International Government Bond	0.25
Commercial Paper
International Commercial Paper	8.94
U.S. Commercial Paper	7.83
Total Commercial Paper	16.77
Total Investments	99.90%

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Statement of Assets and Liabilities

FIRST EAGLE OVERSEAS VARIABLE FUND
Assets
Investments, at Cost (Note 1)
Investments	$434,777,539
Gold bullion	21,576,479
Foreign currency	156,422
Total Investments, at Cost	456,510,440
Investments, at Value (Note 1)
Investments	575,478,335
Gold bullion	30,905,164
Foreign currency	156,851
Total Investments, at Value	606,540,350
Cash	6,112
Receivable for forward currency contracts held, at value (Note 1)	254,041
Receivable for investment securities sold	495,481
Receivable for Fund shares sold	77,758
Accrued interest and dividends receivable	1,829,675
Other assets	42,285
Total Assets	609,245,702
Liabilities
Payable for Fund shares redeemed	227,271
Payable for investment securities purchased	157,851
Payable for forward currency contracts held, at value (Note 1)	697,900
Investment advisory fees payable (Note 2)	376,173
Distribution fees payable (Note 3)	125,391
Administrative fees payable (Note 2)	16,393
Trustee fees payable	590
Accrued expenses and other liabilities	628,917
Total Liabilities	2,230,486
Net Assets	$607,015,216

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

June 30, 2014 (unaudited)

FIRST EAGLE OVERSEAS VARIABLE FUND
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$18,913
Capital surplus	408,144,519
Net unrealized appreciation (depreciation) on:
Investments (net of $229,104 deferred capital gain country tax)	149,800,377
Foreign currency and forward contract related translation	(407,321)
Undistributed net realized gains on investments, commodity, foreign currency and forward contracts	53,575,959
Accumulated net investment loss	(4,117,231)
Net Assets	$607,015,216
Shares outstanding (1,000,000,000 shares authorized) (Note 6)	18,912,750
Net asset value per share and redemption proceeds per share	$32.10

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Statement of Operations  June 30, 2014 (unaudited)

FIRST EAGLE OVERSEAS VARIABLE FUND
Investment Income
Interest	$270,114
Dividends (net of $955,906 foreign taxes withheld)	7,051,014
Total Income	7,321,128
Expenses
Investment advisory fees (Note 2)	2,256,169
Administrative costs (Note 2)	26,461
Distribution fees (Note 3)	752,056
Shareholder servicing agent fees	496,234
Custodian and accounting fees	125,378
Professional fees	84,923
Shareholder reporting fees	24,907
Trustees' fees	5,605
Other Expenses	33,984
Total Expenses	3,805,717
Net Investment Income (Note 1)	3,515,411
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains from:
Investment transactions	17,877,730
Foreign currency and forward contract related transactions	736,983
18,614,713
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of increase in deferred capital gain country tax accruals of $46,115)	26,367,384
Foreign currency and forward contract related translation	(2,602,749)
23,764,635
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions	42,379,348
Net Increase in Net Assets Resulting from Operations	$45,894,759

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Statements of Changes in Net Assets

	FIRST EAGLE OVERSEAS VARIABLE FUND
	SIX-MONTHS ENDED JUNE 30, 2014 (unaudited)	YEAR ENDED DECEMBER 31, 2013
Operations
Net investment income	$3,515,411	$4,439,974
Net realized gain from investments, foreign currency and forward contract related transactions	18,614,713	43,643,947
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions	23,764,635	28,425,316
Net increase in net assets resulting from operations	45,894,759	76,509,237
Distribution to Shareholders
Dividends paid from net investment income	—	(10,231,492)
Distributions paid from net realized gains from investment transactions	—	(31,400,754)
Decrease in net assets resulting from distributions	—	(41,632,246)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	8,629,877	29,354,222
Net asset value of shares issued for reinvested dividends and distributions	—	41,621,364
Cost of shares redeemed	(57,507,184)	(107,479,620)
Decrease in net assets from Fund share transactions	(48,877,307)	(36,504,034)
Net decrease in net assets	(2,982,548)	(1,627,043)
Net Assets (Note 1)
Beginning of period	609,997,764	611,624,807
End of period	$607,015,216	$609,997,764
Accumulated net investment loss	$(4,117,231)	$(7,632,642)

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Financial Highlights

	SIX-MONTHS ENDED JUNE 30, 2014		FOR YEAR ENDED DECEMBER 31,
	(unaudited)		2013	2012	2011	2010	2009
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value beginning of period ($)	29.76		28.26	26.23	28.89	24.65	20.80
Income (loss) from investment operations:
Net investment income ($)	0.18		0.22	0.22	0.24	0.13	0.20
Net realized and unrealized gains (losses) on investments	2.16		3.47	3.64	–2.06	4.59	4.02
Total income (loss) from investment operations	2.34		3.69	3.86	–1.82	4.72	4.22
Less distributions:
Dividends from net investment income ($)	—		–0.54	–0.22	–0.35	–0.48	–0.12
Distributions from capital gains	—		–1.65	–1.61	–0.49	—	–0.25
Total distributions	—		–2.19	–1.83	–0.84	–0.48	–0.37
Net asset value, end of period ($)	32.10		29.76	28.26	26.23	28.89	24.65
Total Return (%)	7.86	(a)	13.25	14.83	–6.30	19.17	20.25
Ratios and supplemental data
Net assets, end of period (thousands) ($)	607,015		609,998	611,625	604,965	619,644	484,171
Ratio of operating expenses to average net assets including earnings credits (%)(c)	1.27	(b)	1.26	1.26	1.25	1.31	1.28
Ratio of net investment income to average net assets including earnings credits (%)(d)	1.17	(b)	0.73	0.79	0.82	0.51	0.89
Portfolio turnover rate (%)	4.70	(a)	12.14	10.11	17.48	13.38	9.51

  *  Per share amounts have been calculated using the average shares method.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Ratio of operating expenses to average net assets with and without earnings credits is substantially the same.

  (d)  Ratio of net investment income to average net assets with and without earnings credits is substantially the same.

See Notes to Financial Statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

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Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ("ASB Holdings"), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP").

a)  Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)

holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund's holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the "Committees"). The Committees' responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund's valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)

The following is a summary of the Fund's inputs used to value the Fund's investments as of June 30, 2014:

First Eagle Overseas Variable Fund
DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$467,382,652	$270,548	$—	$467,653,200
Commodity*	30,905,164	—	—	30,905,164
International Convertible Bond	—	797,000	—	797,000
International Corporate Bond	—	3,745,459	—	3,745,459
International Government Bond	—	1,533,931	—	1,533,931
International Commercial Paper	—	54,260,198	—	54,260,198
U.S. Commercial Paper	—	47,488,547	—	47,488,547
Foreign Currency Contracts**	—	254,041	—	254,041
Total	$498,287,816	$108,349,724	$—	$606,637,540
Liabilities:
Foreign Currency Contracts**	$—	$697,900	$—	$697,900
Total	$—	$697,900	$—	$697,900

  (a)  Transfer into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $161,793,487, were transferred from Level 2 to Level 1 during the six-month period ended June 30, 2014. At December 31, 2013, these securities were valued based on fair value adjustment factors; at June 30,2014, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of June 30, 2014.

  †  See Schedule of Investments for additional detailed categorizations.

  *  Represents gold bullion.

  **  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

b)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

c)  Expenses — Certain expenses are shared with the First Eagle Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of First Eagle Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

d)  Foreign currency translation — The books and records of the Fund are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

e)  Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)

into forward currency contracts. The Fund enters into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund's currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund's portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the fund.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

At June 30, 2014, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE[1]	LIABILITY DERIVATIVE FAIR VALUE[2]	REALIZED GAIN[3]	CHANGE IN DEPRECIATION[4]
Foreign currency	$254,041	$697,900	$754,480	$(2,604,314)

  1  Statement of Assets and Liabilities location: Receivable for forward currency contracts held, at value.

  2  Statement of Assets and Liabilities location: Payable for forward currency contracts held, at value.

  3  Statement of Operations location: Net realized gains (losses) from: foreign currency and forward contract related transactions.

  4  Statement of Operations location: Changes in unrealized appreciation (depreciation) of: foreign currency and forward contract related translation.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)

The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of June 30, 2014:

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$25,693	$(25,693)	$—	$0
Goldman Sachs Capital Markets LP	177,503	(93,743)	—	83,760
JPMorgan Chase Bank N.A.	5,040	(5,040)	—	0
UBS AG	45,805	(28,484)	—	17,321
	$254,041	$(152,960)	$—	$101,081
COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$107,388	$(25,693)	$—	$81,695
Goldman Sachs Capital Markets LP	93,743	(93,743)	—	0
HSBC Bank USA	38,949	—	—	38,949
JPMorgan Chase Bank N.A.	429,336	(5,040)	—	424,296
UBS AG	28,484	(28,484)	—	0
	$697,900	$(152,960)	$—	$544,940

f)  Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.

g)  Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund's Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

h)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Code for a Regulated Investment Company. The Fund declares and pays such income and capital gains on an annual basis.

The Fund adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.

i)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j)  Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") an annual advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Fund, and in accordance with its agreement with them, the Fund reimburses the Adviser for costs (including

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)

personnel, related overhead and other costs) related to those services. For the six-month period ended June 30, 2014, the Fund reimbursed the Adviser $26,154 and had payable to the Adviser $16,393.

The Fund has entered into a Custody Agreement with State Street Bank and Trust Company ("SSB"). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. SSB serves as custodian of the Fund's portfolio securities and other assets. SSB has directly entered into a sub-custodial agreement to maintain the custody of gold bullion in the Fund. Under the terms of the Custody Agreement between the Fund and SSB, SSB maintains and deposits in separate accounts, cash, securities and other assets of the Fund. SSB is also required, upon the order of the Fund, to deliver securities held by SSB and the sub-custodian, and to make payments for securities purchased by the Fund. SSB has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Fund has also entered into an Administration Agreement with SSB, pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Fund's Administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

Included on the accompanying Statement of Assets and Liabilities of the Fund are fees that are payable to the Trustees in the amount of $590. The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the eligible independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Plan.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (the "Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the Fund may pay monthly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, the Distributor will use amounts payable by the Fund in their entirety for payment to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

(continued)

such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six-month period ended June 30, 2014, the distribution fees incurred by the Fund was $752,056.

Note 4 — Purchases and Sales of Securities

During the six-month period ended June 30, 2014, the cost of purchases of investments and proceeds from sales of investments, excluding U.S. Government and short-term securities, totaled $23,749,744 and $73,122,375, respectively.

There were no purchases or sales of U.S. Government securities during the six-month period ended June 30, 2014.

Note 5 — Line of Credit

At a meeting on September 11, 2013, the Board of Trustees approved continuing a $300 million committed, unsecured line of credit (the "Credit Facility") with State Street Bank and Trust Company for the Fund and First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, the Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Fund. A portion of the commitment fees related to the line of credit are paid by the Fund and are included in miscellaneous expenses in the Statement of Operations. During the six-month period ended June 30, 2014, the Fund had no borrowings under the agreement.

Note 6 — Capital Stock

Transactions in shares of capital stock were as follows:

	SIX-MONTH PERIOD ENDED JUNE, 30 2014	YEAR ENDED DECEMBER 31, 2013
Shares sold	280,661	984,684
Shares issued for reinvested dividends	—	1,438,692
Shares redeemed	(1,867,249)	(3,568,247)
Net decrease	(1,586,588)	(1,144,871)

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

Notes to Financial Statements (unaudited)  (continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund may have elements of risk not typically associated with investments in the United States of America due to its investments in foreign countries or regions. Such foreign investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2014, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

Note 8 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosures in the Fund's financial statements.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

This page was intentionally left blank.

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on January 1, 2014 and held for the six-months ended June 30, 2014.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Based on Actual Total Return1

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
First Eagle Overseas Variable Fund	7.86%	$1,000.00	$1,078.60	1.27%	$6.55

  1  For the six-months ended June 30, 2014.

  2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

  3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

  (continued)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This Example is based on an investment of $1,000 invested on January 1, 2014 and held for the six-months ended June 30, 2014.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return1

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
First Eagle Overseas Variable Fund	5.00%	$1,000.00	$1,018.50	1.27%	$6.36

  1  For the six-months ended June 30, 2014.

  2  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Variable Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's Web site at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

First Eagle Variable Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Mark D. Goldstein

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Philip Santopadre

Treasurer

Michael Luzzatto

Vice President

Meng Lam

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue
Kansas City, MO 64105

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds.

FIRST EAGLE VARIABLE FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2014

1345 Avenue of the Americas | New York, NY | 10105

800.334.2143

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                      Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                      Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.                      Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.               Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.               Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, President

Date: August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer

Date:  August 21, 2014

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date:  August 21, 2014

*          Print the name and title of each signing officer under his or her signature.